Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Material related party transactions
Total revenues	¥ 1,006,071	$ 137,831	¥ 1,069,413	¥ 989,675
Cost of promotion and acquisition	(573,146)	(78,521)	(729,120)	(693,272)
Research and development expenses	(77,938)	(10,677)	(94,717)	(113,965)
Cost of operation	¥ (64,911)	$ (8,893)	(66,874)	(83,995)
Related Party A
Related party transactions
Percentage of preference shares owned					35.00%
Related Party C
Related party transactions
Related party, percentage of equity interest held through VIE structure disposed	70.00%	70.00%
Related party, percentage of equity interest retained after disposal	30.00%	30.00%
Related Party
Material related party transactions
Cost of promotion and acquisition	¥ (4,903)		(368)	(207)
Research and development expenses	(225)		(548)	(871)
Cost of operation	(549)		(1,069)	(386)
Related Party | RONG360 Inc.
Material related party transactions
Cost of promotion and acquisition	(4,903)		(368)	(207)
Research and development expenses	(225)		(548)	(871)
Material amount of due to or due from related parties
Amount due to	(2,851)		(6,907)
Related Party | RONG360 Inc. | Administrative expenses charged to related party
Material related party transactions
Transaction amount	6,000		6,000	6,000
Related Party | RONG360 Inc. | Loans
Material related party transactions
Total revenues	4,916		1,134	903
Related Party | RONG360 Inc. | Digital Intelligence Service
Material related party transactions
Total revenues	263		2,136	4,803
Related Party | Related Party A | Cost of customer service charged by related party
Material related party transactions
Cost of operation	(549)		(1,069)	¥ (386)
Related Party | Related party B
Material amount of due to or due from related parties
Amount due to	(2,715)		(3,537)
Related Party | Related Party C
Material amount of due to or due from related parties
Amount due from	2,206
Related Party | Other related parties
Material amount of due to or due from related parties
Amount due to			¥ (24)
Amount due from	¥ 159